Lincoln Financial Center 150 N. Radnor Chester Road Radnor, Pennsylvania 19087

VIA EDGAR

January 10, 2017

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Trust”)
	File Nos.:	811-08090 and 033-70742
	Funds:	Lincoln iShares® Fixed Income Allocation Fund
Lincoln iShares® Global Moderate Allocation Fund
Lincoln iShares® U.S. Moderate Allocation Fund
(collectively, the “New Funds”)

Dear Sir or Madam:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of Prospectuses and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Registrant’s Post-Effective Amendment No. 174 to the Registration Statement, and (ii) the text of the most recent amendment to the Registration Statement was filed electronically and effective January 6, 2017.

If you have any questions concerning the attached filling, please do not hesitate to contact the undersigned at 484-583-8083.

Sincerely,

/s/ Samuel Goldstein

Samuel Goldstein
Senior Counsel—Funds Management

cc:        Ronald Holinsky, Chief Counsel